SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

10.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

Share Options

A summary of share options activity under the 2006 Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number	Average
	of Share	Exercise
	Options	Price per Share
Outstanding as at January 1, 2016	11,657,403	$1.61
Exercised	(162,372)	1.81

Outstanding as at September 30, 2016	11,495,031	$1.60

Exercisable as at September 30, 2016	11,495,031	$1.60

As of September 30, 2016, there was no unrecognized compensation costs related to share options under the 2006 Share Incentive Plan.

Restricted Shares

As of September 30, 2016, there was no unvested restricted shares and no unrecognized compensation costs related to restricted shares under the 2006 Share Incentive Plan.

2011 Share Incentive Plan

Share Options

On March 18, 2016, the Board of Directors of the Company approved a modification to lower the exercise prices and extend the vesting schedules of certain outstanding underwater share options held by active employees as of March 18, 2016. Share options eligible for modification were those that were granted during the years ended December 2015, 2014 and 2013 under the 2011 Share Incentive Plan, including those unvested, or vested but not exercised. A total of 4,572,234 eligible share options were modified with exercise price of $17.27 per ADS or $5.7567 per share, which was the closing price of the Company’s ADS trading on the NASDAQ Global Select Market at the date of modification. The vesting period for the relevant share options (including certain vested share options) was extended as part of the modification. The number of the Company’s ordinary share subject to the modified share options and the expiration dates of such modified share options will remain the same as the original share options. A total incremental share-based compensation expense resulting from the modification was approximately $689, representing the excess of the fair value of the modified share options, using Black-Scholes valuation model, over the fair value of the share options immediately before its modification. The incremental share-based compensation expense is being recognized on a straight-line basis over a new vesting period of three years from the date of modification. The significant weighted average assumptions used to determine the fair value of the modified share options includes expected dividend of 1%, expected stock price volatility of 45.8%, risk-free interest rate of 1.31% and expected average life of 5.6 years.

The Group granted share options to certain personnel under the 2011 Share Incentive Plan during the nine months ended September 30, 2016, with the exercise price for share options granted determined at the market closing price of the Company’s ADS trading on the NASDAQ Global Select Market at the date of grant. These share options became exercisable over vesting periods of three years. The share options granted expire 10 years from the date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of the Company’s ADS trading on the NASDAQ Global Select Market. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value of share options granted during the nine months ended September 30, 2016 was estimated at the date of grant using the following weighted average assumptions:

Expected dividend yield	1.00%
Expected stock price volatility	46.00%
Risk-free interest rate	1.44%
Expected average life of options (years)	5.6

A summary of share options activity under the 2011 Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number	Average
	of Share	Exercise
	Options	Price per Share
Outstanding as at January 1, 2016	6,272,967	$7.98
Granted	4,759,686	5.76
Granted under modification	4,572,234	5.76
Exercised	(35,310)	4.70
Forfeited	(195,996)	8.00
Cancelled under modification	(4,572,234)	9.02
Expired	(52,773)	8.42

Outstanding as at September 30, 2016	10,748,574	$5.61

Exercisable as at September 30, 2016	1,458,777	$4.70

The weighted average fair value of share options granted under the 2011 Share Incentive Plan during the nine months ended September 30, 2016 was $2.29. As of September 30, 2016, there was $16,338 unrecognized compensation costs related to share options under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 2.46 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2011 Share Incentive Plan during the nine months ended September 30, 2016. These restricted shares have vesting periods of three years. The grant date fair value is determined with reference to the market closing price of the Company’s ADS trading on the NASDAQ Global Select Market at the date of grant.

A summary of restricted shares activity under the 2011 Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

	Number of	Weighted
	Restricted	Average Grant
	Shares	Date Fair Value
Unvested at January 1, 2016	2,234,690	$8.80
Granted	3,064,512	5.76
Vested	(321,531)	8.56
Forfeited	(117,315)	7.28

Unvested at September 30, 2016	4,860,356	$6.93

The total fair value at the date of grant of the restricted shares under the 2011 Share Incentive Plan vested during the nine months ended September 30, 2016 were $17,641. As of September 30, 2016, there was $20,375 of unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 2.10 years.

MCP Share Incentive Plan

Share Options

A summary of share options activity under the MCP Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number	Average
	of Share	Exercise
	Options	Price per Share
Outstanding as at January 1, 2016	124,710,632	$0.17
Forfeited	(6,402,297)	0.20
Expired	(6,296,205)	0.18

Outstanding as at September 30, 2016	112,012,130	$0.17

Exercisable as at September 30, 2016	103,683,107	$0.17

As of September 30, 2016, there was $281 unrecognized compensation costs related to share options under the MCP Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 1.47 years.

On August 2, 2016, the board of MCP approved a proposal to allow for an option exchange program, designed to provide the eligible personnel an opportunity to exchange certain outstanding underwater share options for new restricted shares to be granted. Share options eligible for exchange were those that were granted during the years ended December 31, 2013 and 2014 under the MCP Share Incentive Plan. The approval of the option exchange program from the Philippine Securities and Exchange Commission was obtained by MCP on September 30, 2016. The exchange was subject to the eligible personnel’s consent and became effective on October 21, 2016, which was the deadline for acceptance of the exchange by the eligible personnel.

Restricted Shares

A summary of restricted shares activity under the MCP Share Incentive Plan as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented below:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Unvested as at January 1, 2016	28,531,215	$0.17
Vested	(18,692,234)	0.18
Forfeited	(3,027,736)	0.22

Unvested as at September 30, 2016	6,811,245	$0.12

As of September 30, 2016, there was $602 unrecognized compensation costs related to restricted shares under the MCP Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 1.35 years.

The impact of share options and restricted shares for the Group for the nine months ended September 30, 2016 and 2015 recognized in the unaudited condensed consolidated financial statements is as follows:

	Nine Months Ended September 30,
	2016	2015
2011 Share Incentive Plan
Share options	$4,809	$4,940
Restricted shares	7,970	5,408

Sub-total	12,779	10,348

MCP Share Incentive Plan
Share options	826	2,421
Restricted shares	1,143	2,855

Sub-total	1,969	5,276

Total share-based compensation expenses recognized in general and administrative expenses	$14,748	$15,624